Earnings per share	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Earnings per share
Note 12.    Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2023 Apr. 30	2023 Jan. 31	2022 Apr. 30	2023 Apr. 30	2022 Apr. 30
Basic earnings per share (1)
Net income attributable to equity shareholders	$1,677	$423	$1,518	$2,100	$3,382
Less: Preferred share dividends and distributions on other equity instruments	67	72	47	139	88
Net income attributable to common shareholders	$1,610	$351	$1,471	$1,961	$3,294
Weighted-average common shares outstanding (thousands)	912,297	906,770	902,489	909,488	902,174
Basic earnings per share	$1.77	$0.39	$1.63	$2.16	$3.65
Diluted earnings per share (1)
Net income attributable to common shareholders	$1,610	$351	$1,471	$1,961	$3,294
Weighted-average common shares outstanding (thousands)	912,297	906,770	902,489	909,488	902,174
Add: Stock options potentially exercisable (2) (thousands)	665	711	2,910	706	2,874
Add: Equity-settled consideration (thousands)	257	244	340	250	332
Weighted-average diluted common shares outstanding (thousands)	913,219	907,725	905,739	910,444	905,380
Diluted earnings per share	$1.76	$0.39	$1.62	$2.15	$3.64
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)
Excludes average options outstanding of
6,839,822
(January 31, 2023:
3,576,586
; April 30, 2022:
nil
) with a weighted-average exercise price of $
63.23
(January 31, 2023: $
66.74
; April 30, 2022:
nil)
for the quarter ended April 30, 2023 and average options outstanding of
6,295,949
(April 30, 2022:
nil
) with a weighted-average price of $
63.56
(April 30, 2022:
nil
) for the six months ended April 30, 2023, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.